Commitments and contingencies - Other commitments (Details) - Contractual obligations $ in Thousands	Dec. 31, 2023 USD ($)
2024
Disclosure of other provisions [line items]
Other commitments	$ 94,534
2025
Disclosure of other provisions [line items]
Other commitments	4,665
2026
Disclosure of other provisions [line items]
Other commitments	1,314
2027
Disclosure of other provisions [line items]
Other commitments	560
2028
Disclosure of other provisions [line items]
Other commitments	358
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 1,183